Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

	Millions of yen
	March 31, 2018	September 30, 2018
Within one year	¥7,939	¥8,072
More than one year	59,732	56,802

Total	¥67,671	¥64,874

Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers

As of March 31, 2018 and September 30, 2018, the amounts due are as follows:

	Millions of yen
	March 31, 2018	September 30, 2018
Within one year	¥5,280	¥3,855
More than one year	6,550	4,230

Total	¥11,830	¥8,085

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2018 and September 30, 2018:

	March 31, 2018			September 30, 2018
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥488,297	¥7,294	2025	¥492,542	¥6,862	2026
Transferred loans	166,906	1,227	2058	181,041	1,329	2058
Consumer loans	297,153	37,596	2029	331,804	40,794	2029
Housing loans	28,408	5,021	2048	17,528	4,872	2048
Other	615	230	2025	552	243	2024

Total	¥981,379	¥51,368	—	¥1,023,467	¥54,100	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 9 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2018 and September 30, 2018:

	Millions of yen
	March 31, 2018	September 30, 2018
Minimum lease payments, loans and investment in operating leases	¥91,819	¥131,067
Investment in securities	159,475	148,209
Property under facility operations	31,627	31,961
Other assets and other	27,022	29,608

Total	¥309,943	¥340,845